Statements of Assets and Liabilities - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Investment in Bitcoin, at fair value (cost $72,727,299 and $72,751,781, respectively)	$ 159,203,438	$ 180,982,533	$ 115,545,433
Cash	263	322	370
Other assets	27,259	62,381	76,531
Total assets	159,230,960	181,045,236	115,622,334
Liabilities
Management Fee payable	66,252	75,278	48,081
Due to Sponsor	263	322	370
Other payable	105,672	190,153	109,619
Total liabilities	172,187	265,753	158,070
Net assets	159,058,773	180,779,483	115,464,264
Net assets
Paid-in capital	76,978,282	76,978,282	76,978,282
Redemptions	(54,057,318)	(54,057,318)
Accumulated net investment loss	(5,502,540)	(4,939,041)	(3,352,516)
Accumulated net realized gain on investment in Bitcoin	55,157,841	54,558,562	1,951,467
Accumulated net change in unrealized appreciation on investment in Bitcoin	$ 86,482,508	$ 108,238,998	$ 39,887,031
Units issued, no par value (unlimited Units authorized)	5,940,536	5,940,536	8,340,536
Units outstanding, no par value (unlimited Units authorized)	5,940,536	5,940,536	8,340,536
Net asset value per Unit	$ 26.78	$ 30.43	$ 13.84